UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/17 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (17.1%)
	APPAREL (0.9%)
47,000	NIKE, Inc. Class B	$2,436,950
	AUTO MANUFACTURERS (1.2%)
10,000	Tesla, Inc. *(1)	3,411,000
	INTERNET (7.9%)
12,400	Amazon.com, Inc. *	11,920,740
36,000	Netflix, Inc. *	6,528,600
2,300	Priceline Group, Inc. (The) *	4,210,886
		22,660,226
	MEDIA (1.0%)
30,000	Walt Disney Co. (The)	2,957,100
	RETAIL (6.1%)
65,000	Starbucks Corp.	3,491,150
95,000	TJX Companies, Inc. (The)	7,004,350
17,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	3,843,020
130,000	Urban Outfitters, Inc. *(1)	3,107,000
		17,445,520
		48,910,796
CONSUMER STAPLES (4.1%)
	BEVERAGES (3.1%)
24,000	Constellation Brands, Inc. Class A	4,786,800
76,000	Monster Beverage Corp. *	4,199,000
		8,985,800
	COSMETICS & PERSONAL CARE (1.0%)
27,000	Estee Lauder Companies, Inc. (The) Class A	2,911,680
		11,897,480
ENERGY (2.5%)
	OIL & GAS (2.5%)
38,000	Diamondback Energy, Inc. *	3,722,480
23,000	Pioneer Natural Resources Co.	3,393,420
		7,115,900
FINANCIALS (5.1%)
	BANKS (2.3%)
260,000	Bank of America Corp.	6,588,400
	DIVERSIFIED FINANCIAL SERVICES (2.8%)
125,000	Blackstone Group L.P. (The)	4,171,250
87,000	Charles Schwab Corp. (The)	3,805,380
		7,976,630
HEALTHCARE (32.6%)
	BIOTECHNOLOGY (22.1%)
155,000	Alexion Pharmaceuticals, Inc. *	21,744,950
17,000	Biogen, Inc. *	5,323,040
55,000	BioMarin Pharmaceutical, Inc. *	5,118,850
91,000	Celgene Corp. *	13,269,620
110,000	Exact Sciences Corp. *(1)	5,183,200
33,000	Intercept Pharmaceuticals, Inc. *(1)	1,915,320
70,000	Vertex Pharmaceuticals, Inc. *	10,642,800
		63,197,780
	HEALTHCARE PRODUCTS (3.9%)
62,000	Edwards Lifesciences Corp. *	6,777,220
48,000	Nevro Corp. *(1)	4,362,240
		11,139,460
	PHARMACEUTICALS (5.1%)
60,000	DexCom, Inc. *(1)	2,935,500
52,000	Jazz Pharmaceuticals PLC *	7,605,000
32,500	TESARO, Inc. *	4,195,750
		14,736,250
	SOFTWARE (1.5%)
54,000	Medidata Solutions, Inc. *	4,215,240
		93,288,730
INFORMATION TECHNOLOGY (37.7%)
	COMMERCIAL SERVICES (2.7%)
120,000	PayPal Holdings, Inc. *	7,683,600
	COMPUTERS (0.9%)
37,000	Cognizant Technology Solutions Corp. Class A	2,683,980
	DIVERSIFIED FINANCIAL SERVICES (3.9%)
105,000	Visa, Inc. Class A	11,050,200
	INTERNET (17.3%)
64,000	Alibaba Group Holding, Ltd. ADR *(1)	11,053,440
13,000	Alphabet, Inc. Class A *	12,658,360
92,000	Facebook, Inc. Class A *	15,720,040
95,000	GrubHub, Inc. *(1)	5,002,700
175,000	Zendesk, Inc. *	5,094,250
		49,528,790
	SEMICONDUCTORS (1.7%)
20,000	BROADCOM, Ltd.	4,850,800
	SOFTWARE (11.2%)
260,000	Activision Blizzard, Inc.	16,772,600
32,000	Adobe Systems, Inc. *	4,773,760
49,000	Salesforce.com, Inc. *	4,577,580
51,000	ServiceNow, Inc. *	5,994,030
		32,117,970
		107,915,340
	TOTAL COMMON STOCKS (Cost $203,434,108) (99.1%)	283,693,276

1

September 30, 2017

Shares		Value
SHORT-TERM INVESTMENTS (3.8%)
	MONEY MARKET FUNDS (3.8%)
2,776,133	State Street Institutional U.S. Government Money Market Fund, Premier Class	2,776,133
7,987,756	State Street Navigator Securities Lending Government Money Market Portfolio (2)	7,987,756
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,763,889) (3.8%)	10,763,889
	TOTAL INVESTMENT SECURITIES (102.9%) (Cost $214,197,997)	$294,457,165
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.9%)		(8,258,556)
NET ASSETS (3) (100%)		$286,198,609

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2017, the market value of the securities on loan was $37,971,400.
(2)	Securities with an aggregate market value of $37,971,400 were out on loan in exchange for $7,987,756 of cash collateral as of September 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $214,197,997, aggregate gross unrealized appreciation was $87,296,529, aggregate gross unrealized depreciation was $7,037,361 and the net unrealized appreciation was $80,259,168.
ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$283,693,276	$—	$—	$283,693,276
Short-Term Investments	10,763,889	—	—	10,763,889
Total Investments in Securities	$294,457,165	$—	$—	$294,457,165

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017